CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

23.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that the Group is required to disclose the financial statements for the parent Company.

CONDENSED PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2021	2022
ASSETS
Cash and cash equivalents	—	171
Other receivables, net	—	9,830
Amounts due from related parties	—	3,726
Investment in subsidiaries and consolidated VIEs	$29,662	$27,964
Total assets	29,662	41,691

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	—	4,257
Amounts due to related parties	—	200
Convertible note	—	4,305
Other liability	—	1,614
Total liabilities	—	10,376

Shareholders’ equity
Ordinary Shares (par value of $0.00005 per shares; 1,000,000,000 shares authorized, 163,129,655 and 238,368,861 shares issued as of December 31, 2021 and 2022, respectively. 163,129,655 and 228,250,210 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	8	11
Series D convertible preferred shares (par value of $0.0001, 6,000 shares authorized as of December 31, 2021 and 2022, respectively. 6,000 shares issued and outstanding as of December 31, 2021 and 2022 respectively)	1	3
Additional paid-in capital	227,310	312,831
Accumulated deficit	(198,294)	(283,000)
Accumulated other comprehensive income (loss)	637	1,470
Total shareholders’ equity	29,662	31,315
Total liabilities and shareholders’ equity	$29,662	$41,691

CONDENSED PARENT COMPANY STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2020	2021	2022
Operating income:
Share of loss of subsidiaries and VIEs	$(166)	$(196,579)	$(78,256)
General and administrative expenses	—	—	(5,897)
Other income	—	—	(465)

Income before income tax expense	(166)	(196,579)	(84,619)
Income tax expense	—	—	—
Net income	(166)	(196,579)	(84,619)

CONDENSED PARENT COMPANY STATEMENTS OF CASH FLOW

	For the years ended December 31,
	2020	2021	2022
Cash flows from operating activities	$—	$—	$(2,410)
Cash flows from investing activities	—	—	—
Cash flows from financing activities	—	—	(165)
Net increase in cash, cash equivalents and restricted cash	—	—	(2,575)
Cash, cash equivalents and restricted cash, at beginning of year	—	—	2,746
Cash, cash equivalents and restricted cash, at end of year	$—	$—	$171